Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue from Contracts with Customers [Abstract]
Sale of products	$ 165,645